Putnam Investments
100 Federal Street
Boston, MA 02110

April 14, 2022

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Asset Allocation Funds (the “Trust”) (Securities Act Reg. No. 33-51017 and Investment Company
Act File No. 811-07121) on behalf of its series Putnam Income Strategies Portfolio (to be renamed
“Putnam Multi-Asset Income Fund”) (the “Fund”)
Post-Effective Amendment No.47 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

                  We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”) for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). The Amendment is marked to show changes from the Fund’s Private Placement Memorandum and Statement of Additional Information dated December 30, 2021, filed with the Commission on December 27, 2021. The Amendment is expected to become effective on July 1, 2022. The Amendment relates solely to the Fund, and no information contained herein is intended to amend or supersede any prior filing related to any other series of Trust.

                  The Amendment is being filed for the purpose of effecting the registration of the Fund under the Securities Act. The Fund is presently offered through a Private Placement Memorandum and Statement of Additional Information previously filed under the 1940 Act only.

                  Also reflected in the Amendment is disclosure relating to new classes of fund shares (class A, class C, class R, class R5, class R6 and class Y shares) and the redesignation of the Fund’s current class of shares as class P shares. In addition, the Amendment includes disclosure reflecting a change to the Fund’s name, changes to the Fund’s principal investment strategies (to reflect a change to the Fund’s strategic allocations to equity and fixed income investments), and new management contract and expense limitation arrangements for the Fund. The new management contract arrangements are contingent upon shareholder approval of an amendment to the Fund’s management contract. The Fund expects to file a PRE 14A filing describing the proposed amendment to the management contract on or about May 24, 2022. If approved by shareholders, the proposed amendment to the management contract would take effect on July 1, 2022. The Amendment also includes routine changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act. Updated financial statements will also be filed by amendment.

                  Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 12577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Senior Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP